Staff costs (Tables)	12 Months Ended
Dec. 31, 2022
Staff costs
Staff costs

	Year ended December 31,
	2022	2021	2020

	(Euro, in thousands)
Wages and salaries	€(197,013)	€(175,167)	€(139,681)
Social security costs	(32,543)	(29,934)	(26,471)
Pension costs	(10,881)	(8,467)	(7,337)
Costs related to subscription right plans	(88,493)	(70,726)	(79,959)
Other personnel costs	(18,067)	(11,237)	(9,897)
Total personnel costs	€(346,997)	€(295,531)	€(263,345)